Quarterly Holdings Report
for

Fidelity® Growth Company K6 Fund

August 31, 2020

GCF-K6-QTLY-1020
1.9893921.101

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	9,190	$544,691
Entertainment - 2.9%
Activision Blizzard, Inc.	251,636	21,016,639
Electronic Arts, Inc. (a)	47,727	6,656,485
Lions Gate Entertainment Corp. Class A (a)(b)	6,870	66,914
NetEase, Inc. ADR	16,336	7,959,063
Netflix, Inc. (a)	95,935	50,803,339
Nintendo Co. Ltd.	5,645	3,038,749
Roku, Inc. Class A (a)	334,465	58,022,988
Sea Ltd. ADR (a)	239,374	36,578,741
The Walt Disney Co.	33,013	4,353,424
Zynga, Inc. (a)	81,959	742,549
		189,238,891
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	122,933	200,323,011
Class C (a)	59,649	97,477,203
Facebook, Inc. Class A (a)	443,572	130,055,310
InterActiveCorp (a)	3,400	452,166
Match Group, Inc. (a)	17,111	1,910,956
Snap, Inc. Class A (a)	113,637	2,567,060
Tencent Holdings Ltd.	67,731	4,627,271
Twitter, Inc. (a)	44,031	1,786,778
Zillow Group, Inc. Class C (a)(b)	43,678	3,745,825
		442,945,580
Media - 0.0%
Comcast Corp. Class A	72,762	3,260,465
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	359,255	41,917,873

TOTAL COMMUNICATION SERVICES		677,907,500

CONSUMER DISCRETIONARY - 23.3%
Automobiles - 2.8%
Li Auto, Inc. ADR (a)(b)	57,613	939,092
Tesla, Inc. (a)	355,795	177,299,764
XPeng, Inc. ADR (a)	65,600	1,344,800
		179,583,656
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	5,612	7,353,291
Hyatt Hotels Corp. Class A	15,968	902,032
Marriott International, Inc. Class A	112,662	11,594,046
McDonald's Corp.	367	78,362
Penn National Gaming, Inc. (a)	227,920	11,646,712
Planet Fitness, Inc. (a)	19,019	1,156,165
Shake Shack, Inc. Class A (a)	10,179	694,717
Starbucks Corp.	176,199	14,883,530
Yum China Holdings, Inc.	91,003	5,251,783
		53,560,638
Household Durables - 0.9%
D.R. Horton, Inc.	132,726	9,472,655
KB Home	166,958	5,970,418
Lennar Corp. Class A	416,947	31,195,975
NVR, Inc. (a)	1,183	4,931,146
PulteGroup, Inc.	28,061	1,251,240
Toll Brothers, Inc.	174,500	7,367,390
		60,188,824
Internet & Direct Marketing Retail - 10.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	115,206	33,067,578
Amazon.com, Inc. (a)	141,946	489,849,968
Etsy, Inc. (a)	16,871	2,019,459
Farfetch Ltd. Class A (a)(b)	245,728	6,804,208
JD.com, Inc. sponsored ADR (a)	230,131	18,097,502
Ocado Group PLC (a)	461,276	15,396,769
Revolve Group, Inc. (a)	58,718	1,179,057
The Booking Holdings, Inc. (a)	6,510	12,437,030
The RealReal, Inc. (a)	129,490	2,079,609
Wayfair LLC Class A (a)	402,780	119,448,437
		700,379,617
Leisure Products - 0.2%
Callaway Golf Co.	62,750	1,308,965
Peloton Interactive, Inc. Class A (a)	133,973	10,271,710
		11,580,675
Multiline Retail - 0.4%
Dollar General Corp.	25,359	5,119,475
Dollar Tree, Inc. (a)	38,690	3,724,686
Ollie's Bargain Outlet Holdings, Inc. (a)	90,664	8,662,039
Target Corp.	39,234	5,932,573
		23,438,773
Specialty Retail - 2.4%
Carvana Co. Class A (a)	149,755	32,341,090
Floor & Decor Holdings, Inc. Class A (a)	54,270	3,974,735
Lowe's Companies, Inc.	194,321	32,002,725
RH (a)(b)	83,062	27,456,144
The Home Depot, Inc.	142,651	40,661,241
TJX Companies, Inc.	256,180	14,036,102
Vroom, Inc.	11,613	797,000
Williams-Sonoma, Inc.	20,750	1,821,020
		153,090,057
Textiles, Apparel & Luxury Goods - 4.9%
adidas AG	136,458	41,459,613
Canada Goose Holdings, Inc. (a)(b)	137,582	3,374,285
Deckers Outdoor Corp. (a)	27,173	5,539,760
lululemon athletica, Inc. (a)	564,806	212,180,670
NIKE, Inc. Class B	200,148	22,394,560
On Holding AG (c)(d)	128	1,408,927
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	916,833	27,367,465
Under Armour, Inc. Class C (non-vtg.) (a)	38,463	340,398
VF Corp.	29,479	1,938,244
		316,003,922

TOTAL CONSUMER DISCRETIONARY		1,497,826,162

CONSUMER STAPLES - 2.3%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	17,317	15,273,248
Fever-Tree Drinks PLC	30,883	848,363
Keurig Dr. Pepper, Inc.	364,169	10,863,161
Monster Beverage Corp. (a)	304,266	25,515,747
PepsiCo, Inc.	36,867	5,163,592
The Coca-Cola Co.	378,685	18,756,268
		76,420,379
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	65,446	22,752,956
Grocery Outlet Holding Corp. (a)	105,400	4,335,102
Kroger Co.	142,177	5,072,875
Performance Food Group Co. (a)	155,998	5,695,487
		37,856,420
Food Products - 0.1%
Bunge Ltd.	39,360	1,795,603
Darling Ingredients, Inc. (a)	89,135	2,849,646
Freshpet, Inc. (a)	29,008	3,295,309
JDE Peet's BV	40,746	1,794,721
Mondelez International, Inc.	15,071	880,448
		10,615,727
Household Products - 0.2%
Church & Dwight Co., Inc.	26,865	2,574,473
Colgate-Palmolive Co.	25,400	2,013,204
Kimberly-Clark Corp.	6,713	1,059,043
Procter & Gamble Co.	62,243	8,610,074
		14,256,794
Personal Products - 0.0%
Unilever NV	11,040	641,497
Tobacco - 0.2%
Altria Group, Inc.	233,992	10,234,810
Philip Morris International, Inc.	9,497	757,766
		10,992,576

TOTAL CONSUMER STAPLES		150,783,393

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	75,070	3,403,674
Hess Corp.	301,541	13,882,948
Reliance Industries Ltd. (a)	33,246	541,646
Reliance Industries Ltd.	498,700	14,164,546
Valero Energy Corp.	30,948	1,627,555
		33,620,369
FINANCIALS - 0.9%
Banks - 0.5%
Bank of America Corp.	246,208	6,337,394
HDFC Bank Ltd. sponsored ADR	174,408	8,650,637
JPMorgan Chase & Co.	176,586	17,692,151
		32,680,182
Capital Markets - 0.4%
BlackRock, Inc. Class A	20,603	12,242,097
BM&F BOVESPA SA	499,600	5,362,139
Charles Schwab Corp.	174,628	6,204,533
Edelweiss Financial Services Ltd. (a)	298,800	326,509
		24,135,278
Consumer Finance - 0.0%
American Express Co.	12,462	1,266,015
Discover Financial Services	15,361	815,362
		2,081,377
Diversified Financial Services - 0.0%
DiamondPeak Holdings Corp. (a)	12,901	216,479
dMY Technology Group, Inc. (a)	138,023	1,567,941
		1,784,420
Insurance - 0.0%
GoHealth, Inc. (a)	32,072	446,122

TOTAL FINANCIALS		61,127,379

HEALTH CARE - 15.8%
Biotechnology - 9.5%
AbbVie, Inc.	49,145	4,706,617
ACADIA Pharmaceuticals, Inc. (a)	765,755	30,316,240
ADC Therapeutics SA (a)	85,078	3,757,895
Agios Pharmaceuticals, Inc. (a)	76,763	3,148,051
Akouos, Inc. (a)	148,193	3,322,487
Akouos, Inc.	54,474	1,099,176
Alector, Inc. (a)	105,828	1,367,298
Alexion Pharmaceuticals, Inc. (a)	6,073	693,658
Allogene Therapeutics, Inc. (a)	74,521	2,656,674
Allovir, Inc. (a)	97,241	3,149,636
Alnylam Pharmaceuticals, Inc. (a)	488,207	64,755,776
ALX Oncology Holdings, Inc. (a)	13,847	559,973
Amgen, Inc.	82,624	20,930,312
AnaptysBio, Inc. (a)	2,895	50,170
Annexon, Inc. (a)	22,806	562,624
Arcutis Biotherapeutics, Inc. (a)	48,274	1,210,229
Argenx SE ADR (a)	48,191	11,145,133
Arrowhead Pharmaceuticals, Inc. (a)	15,640	660,634
Ascendis Pharma A/S sponsored ADR (a)	7,979	1,182,328
aTyr Pharma, Inc. (a)	40,133	150,900
Avidity Biosciences, Inc.	106,556	3,068,813
Axcella Health, Inc. (a)	272,206	1,361,030
BeiGene Ltd. ADR (a)	185,818	44,888,054
Biogen, Inc. (a)	1,327	381,698
BioNTech SE ADR (a)(b)	216,014	13,230,858
BioXcel Therapeutics, Inc. (a)(b)	70,937	2,890,683
Bridgebio Pharma, Inc. (a)(b)	25,316	755,936
Burning Rock Biotech Ltd. ADR	11,509	265,398
Calyxt, Inc. (a)	124,271	675,413
Cellectis SA sponsored ADR (a)	28,321	522,522
ChemoCentryx, Inc. (a)	287,410	15,376,435
Constellation Pharmaceuticals, Inc. (a)	22,363	470,741
Crinetics Pharmaceuticals, Inc. (a)	27,790	445,474
CRISPR Therapeutics AG (a)	5,651	528,142
Cyclerion Therapeutics, Inc. (a)	26,510	180,798
Denali Therapeutics, Inc. (a)	39,701	1,266,462
Evelo Biosciences, Inc. (a)(b)	186,218	826,808
Exact Sciences Corp. (a)	19,796	1,490,441
Exelixis, Inc. (a)	51,614	1,146,863
Fate Therapeutics, Inc. (a)	241,248	8,781,427
Forma Therapeutics Holdings, Inc.	13,762	604,565
Fusion Pharmaceuticals, Inc. (a)	53,539	689,047
G1 Therapeutics, Inc. (a)	28,208	432,993
Generation Bio Co.	20,721	582,405
Generation Bio Co.	75,305	2,351,775
Homology Medicines, Inc. (a)	66,569	707,628
Immunomedics, Inc. (a)	86,430	3,851,321
Inhibrx, Inc. (a)	57,883	1,012,374
Ionis Pharmaceuticals, Inc. (a)	809,526	44,119,167
Iovance Biotherapeutics, Inc. (a)	37,502	1,249,942
Ironwood Pharmaceuticals, Inc. Class A (a)	192,954	1,948,835
iTeos Therapeutics, Inc. (a)(b)	24,128	699,712
Karuna Therapeutics, Inc. (a)	132,259	10,104,588
Keros Therapeutics, Inc.	22,508	1,205,078
Kymera Therapeutics, Inc. (a)	15,300	488,070
Legend Biotech Corp. ADR	8,110	275,740
Lexicon Pharmaceuticals, Inc. (a)(b)	395,447	692,032
Mirati Therapeutics, Inc. (a)	3,966	592,401
Moderna, Inc. (a)(b)	1,600,688	103,868,644
Momenta Pharmaceuticals, Inc. (a)	663,487	34,614,117
Morphic Holding, Inc. (a)	67,042	1,776,613
Novavax, Inc. (a)(b)	8,838	975,185
ORIC Pharmaceuticals, Inc. (a)	88,659	2,220,908
Passage Bio, Inc.	59,734	989,195
Poseida Therapeutics, Inc. (a)	132,535	1,244,504
Poseida Therapeutics, Inc.	110,056	930,083
Protagonist Therapeutics, Inc. (a)	110,915	2,484,496
Prothena Corp. PLC (a)	51,397	666,105
PTC Therapeutics, Inc. (a)	57,528	2,843,321
Regeneron Pharmaceuticals, Inc. (a)	53,648	33,258,005
Relay Therapeutics, Inc. (a)	56,652	2,276,844
Repare Therapeutics, Inc.	8,305	205,466
Repligen Corp. (a)	3,376	522,976
Revolution Medicines, Inc.	100,638	2,852,081
Rigel Pharmaceuticals, Inc. (a)	891,995	2,221,068
Rubius Therapeutics, Inc. (a)(b)	523,566	2,520,970
Sage Therapeutics, Inc. (a)	213,183	11,179,317
Sarepta Therapeutics, Inc. (a)	34,016	4,980,623
Scholar Rock Holding Corp. (a)	88,866	1,341,877
Seres Therapeutics, Inc. (a)(b)	542,506	14,370,984
Springworks Therapeutics, Inc. (a)	32,524	1,444,391
Syros Pharmaceuticals, Inc. (a)	235,562	3,121,197
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	2,954	17,521
TG Therapeutics, Inc. (a)	29,473	731,078
Translate Bio, Inc. (a)	267,281	3,765,989
Turning Point Therapeutics, Inc. (a)	18,309	1,431,398
Ultragenyx Pharmaceutical, Inc. (a)	8,034	683,372
uniQure B.V. (a)	87,773	3,578,505
UNITY Biotechnology, Inc. (a)(b)	257,766	809,385
Vaxcyte, Inc.	128,961	5,839,354
Vertex Pharmaceuticals, Inc. (a)	55,033	15,360,811
Xencor, Inc. (a)	148,369	5,304,192
Zai Lab Ltd. ADR (a)	157,705	12,517,046
Zentalis Pharmaceuticals, Inc.	26,779	921,198
		609,456,299
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	40,511	4,434,739
Danaher Corp.	136,214	28,124,105
DexCom, Inc. (a)	82,172	34,956,791
Genmark Diagnostics, Inc. (a)	127,890	1,658,733
Inari Medical, Inc.	138	11,032
Insulet Corp. (a)	197,332	43,067,709
Intuitive Surgical, Inc. (a)	39,898	29,159,054
Novocure Ltd. (a)	449,399	37,187,767
Penumbra, Inc. (a)	45,047	9,421,580
Presbia PLC (a)	91,192	2,262
Shockwave Medical, Inc. (a)	78,591	4,993,672
		193,017,444
Health Care Providers & Services - 1.0%
1Life Healthcare, Inc. (a)	97,476	2,843,375
Alignment Healthcare Partners unit (c)(d)	93,697	1,380,157
Centene Corp. (a)	82,201	5,040,565
Humana, Inc.	7,495	3,111,699
Laboratory Corp. of America Holdings (a)	4,780	840,085
Oak Street Health, Inc. (a)	8,955	399,662
Oak Street Health, Inc.	258,442	10,380,840
UnitedHealth Group, Inc.	131,167	40,996,246
		64,992,629
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	115,632	159,572
Teladoc Health, Inc. (a)(b)	16,093	3,471,099
		3,630,671
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	386,035	44,247,332
Adaptive Biotechnologies Corp. (a)	12,860	535,105
Berkeley Lights, Inc. (a)	6,905	451,587
Bruker Corp.	33,657	1,414,267
Nanostring Technologies, Inc. (a)	43,119	1,745,457
Thermo Fisher Scientific, Inc.	33,538	14,387,131
WuXi AppTec Co. Ltd. (H Shares) (e)	125,509	1,855,413
Wuxi Biologics (Cayman), Inc. (a)(e)	361,983	9,371,746
		74,008,038
Pharmaceuticals - 1.1%
Akcea Therapeutics, Inc. (a)(b)	435,259	7,956,535
Bristol-Myers Squibb Co.	81,467	5,067,247
Dragonfly Therapeutics, Inc. (c)(d)	31,376	952,262
Fulcrum Therapeutics, Inc. (a)	83,134	604,384
Hansoh Pharmaceutical Group Co. Ltd. (a)(e)	248,948	1,176,848
Harmony Biosciences Holdings, Inc. (a)	24,518	868,428
Intra-Cellular Therapies, Inc. (a)	295,892	5,391,152
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,680	64,831
Kaleido Biosciences, Inc. (a)(b)	151,340	951,929
MyoKardia, Inc. (a)	179,295	19,622,045
Nektar Therapeutics (a)(b)	422,139	8,164,168
OptiNose, Inc. (a)(b)	237,611	1,081,130
Pliant Therapeutics, Inc.	61,058	1,535,609
Royalty Pharma PLC	228,502	9,455,413
Sienna Biopharmaceuticals, Inc. (a)	157,253	1,258
Theravance Biopharma, Inc. (a)	162,582	2,980,128
UCB SA	34,883	4,142,782
		70,016,149

TOTAL HEALTH CARE		1,015,121,230

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	10,655	912,920
Lockheed Martin Corp.	10,501	4,098,120
The Boeing Co.	28,675	4,926,939
		9,937,979
Air Freight & Logistics - 0.4%
FedEx Corp.	34,306	7,541,831
United Parcel Service, Inc. Class B	90,508	14,808,919
		22,350,750
Airlines - 0.8%
Delta Air Lines, Inc.	65,317	2,015,029
JetBlue Airways Corp. (a)	660,762	7,611,978
Ryanair Holdings PLC sponsored ADR (a)	39,445	3,191,101
Southwest Airlines Co.	462,491	17,380,412
Spirit Airlines, Inc. (a)(b)	182,288	3,259,309
United Airlines Holdings, Inc. (a)	100,162	3,605,832
Wizz Air Holdings PLC (a)(e)	251,512	13,071,793
		50,135,454
Building Products - 0.1%
The AZEK Co., Inc.	24,188	954,942
Trane Technologies PLC	70,120	8,301,507
		9,256,449
Electrical Equipment - 0.2%
AMETEK, Inc.	1,680	169,176
Eaton Corp. PLC	22,011	2,247,323
Emerson Electric Co.	32,817	2,279,797
Generac Holdings, Inc. (a)	28,570	5,427,729
		10,124,025
Industrial Conglomerates - 0.3%
3M Co.	43,947	7,164,240
General Electric Co.	78,789	499,522
Honeywell International, Inc.	79,417	13,147,484
		20,811,246
Machinery - 0.8%
Caterpillar, Inc.	38,466	5,474,096
Deere & Co.	65,770	13,815,646
Fortive Corp.	29,038	2,093,930
Illinois Tool Works, Inc.	61,519	12,153,078
Ingersoll Rand, Inc. (a)	9,189	322,166
Nikola Corp. (a)	261,448	10,669,693
Xylem, Inc.	105,230	8,437,341
		52,965,950
Professional Services - 0.0%
CoStar Group, Inc. (a)	729	618,629
Road & Rail - 0.8%
Kansas City Southern	43,208	7,865,584
Lyft, Inc. (a)	167,888	4,981,237
Uber Technologies, Inc. (a)	603,349	20,290,627
Union Pacific Corp.	104,549	20,119,410
		53,256,858

TOTAL INDUSTRIALS		229,457,340

INFORMATION TECHNOLOGY - 41.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	4,168	931,340
Ciena Corp. (a)	265,515	15,073,287
Infinera Corp. (a)(b)	1,390,062	10,133,552
Lumentum Holdings, Inc. (a)	44,418	3,819,948
		29,958,127
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	129,594	742,574
II-VI, Inc. (a)	88,069	3,919,071
TE Connectivity Ltd.	1,578	152,435
Trimble, Inc. (a)	70,303	3,684,580
		8,498,660
IT Services - 8.4%
Accenture PLC Class A	14,940	3,584,554
Actua Corp. (a)(d)	127,475	6,374
BigCommerce Holdings, Inc. (a)(b)	6,412	755,334
Black Knight, Inc. (a)	51,308	4,315,003
IBM Corp.	3,020	372,396
MasterCard, Inc. Class A	173,639	62,195,753
MongoDB, Inc. Class A (a)	1,871	437,440
Okta, Inc. (a)	29,845	6,427,718
PayPal Holdings, Inc. (a)	471,987	96,351,426
Riskified Ltd. (a)(c)(d)	27,950	265,927
Riskified Ltd. warrants (a)(c)(d)	168	0
Shift4 Payments, Inc.	13,016	655,616
Shopify, Inc. Class A (a)	231,624	247,407,142
Square, Inc. (a)	183,410	29,264,900
Twilio, Inc. Class A (a)	14,912	4,022,661
Visa, Inc. Class A	303,574	64,354,652
Wix.com Ltd. (a)	44,980	13,252,457
Worldline SA (a)(e)	38,545	3,542,741
		537,212,094
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices, Inc. (a)	1,138,008	103,353,887
Applied Materials, Inc.	135,864	8,369,222
ASML Holding NV	37,166	13,906,774
Broadcom, Inc.	13,972	4,850,380
Cirrus Logic, Inc. (a)	171,562	10,394,942
Cree, Inc. (a)	46,736	2,949,042
Inphi Corp. (a)	46,363	5,284,455
Intel Corp.	6,135	312,578
KLA-Tencor Corp.	23,092	4,737,093
Marvell Technology Group Ltd.	321,634	12,472,967
Micron Technology, Inc. (a)	196,367	8,936,662
NVIDIA Corp.	1,037,571	555,079,727
Qualcomm, Inc.	60,852	7,247,473
Silicon Laboratories, Inc. (a)	327,092	33,497,492
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	169,684	13,447,457
Teradyne, Inc.	15,058	1,279,478
Texas Instruments, Inc.	89,684	12,748,581
Xilinx, Inc.	22,669	2,361,203
		801,229,413
Software - 12.3%
2U, Inc. (a)	38,651	1,599,765
Adobe, Inc. (a)	117,729	60,440,891
Agora, Inc. ADR (a)(b)	7,235	345,688
Atlassian Corp. PLC (a)	16,203	3,107,087
Autodesk, Inc. (a)	78,642	19,322,339
Avalara, Inc. (a)	12,336	1,633,410
Bill.Com Holdings, Inc. (a)	1,307	129,367
Cloudflare, Inc. (a)	612,926	23,450,549
Coupa Software, Inc. (a)	9,662	3,166,624
Crowdstrike Holdings, Inc. (a)	14,874	1,870,108
Datadog, Inc. Class A (a)	6,564	548,422
DocuSign, Inc. (a)	4,053	903,819
Duck Creek Technologies, Inc. (a)	6,207	242,011
Elastic NV (a)	16,715	1,814,915
Epic Games, Inc. (c)(d)	5,000	2,875,000
HubSpot, Inc. (a)	99,649	29,862,812
Intuit, Inc.	40,453	13,972,062
Jamf Holding Corp. (a)(b)	6,822	263,329
LivePerson, Inc. (a)	87,702	5,232,301
Medallia, Inc. (a)(b)	37,130	1,343,735
Microsoft Corp.	1,310,304	295,512,861
Nutanix, Inc. Class A (a)	1,297,122	37,240,373
Oracle Corp.	200,479	11,471,408
Paylocity Holding Corp. (a)	10,388	1,529,633
Ping Identity Holding Corp. (a)	40,472	1,395,070
Pluralsight, Inc. (a)	85,112	1,629,044
RingCentral, Inc. (a)	3,718	1,081,083
Salesforce.com, Inc. (a)	823,844	224,621,067
Snowflake Computing, Inc. Class B (c)(d)	1,993	77,269
The Trade Desk, Inc. (a)	24,136	11,616,657
Workday, Inc. Class A (a)	4,554	1,091,639
Zendesk, Inc. (a)	147,536	14,219,520
Zoom Video Communications, Inc. Class A (a)	23,169	7,532,242
Zscaler, Inc. (a)	66,539	9,537,700
		790,679,800
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	3,800,672	490,438,715
Pure Storage, Inc. Class A (a)	749,008	11,429,862
Samsung Electronics Co. Ltd.	57,175	2,599,947
		504,468,524

TOTAL INFORMATION TECHNOLOGY		2,672,046,618

MATERIALS - 0.4%
Chemicals - 0.1%
Albemarle Corp. U.S.	20,412	1,857,696
Dow, Inc.	64,642	2,916,647
DuPont de Nemours, Inc.	38,790	2,162,930
		6,937,273
Containers & Packaging - 0.0%
Ball Corp.	27,068	2,175,455
Sealed Air Corp.	22,654	890,302
		3,065,757
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	566,140	16,771,303
Freeport-McMoRan, Inc.	133,728	2,087,494
		18,858,797

TOTAL MATERIALS		28,861,827

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	28,938	7,209,903
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	103,799	5,323,851

TOTAL REAL ESTATE		12,533,754

TOTAL COMMON STOCKS
(Cost $4,135,184,874)		6,379,285,572

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (c)(d)	338,639	5,245,518
Specialty Retail - 0.0%
Fanatics, Inc. Series E (c)(d)	83,710	1,447,346
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series D (c)(d)	19,989	231,073
Series Seed (a)(c)(d)	26,124	301,993
Freenome, Inc. Series C (c)(d)	141,369	934,916
		1,467,982
TOTAL CONSUMER DISCRETIONARY		8,160,846
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (c)(d)	47,796	1,824,851
Sweetgreen, Inc.:
Series C (c)(d)	54	845
Series D (c)(d)	862	13,490
Series I (c)(d)	2,032	31,801
		1,870,987
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series E (c)(d)	168,483	1,814,040
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Adagio Theraputics, Inc. Series A (c)(d)	55,836	446,688
Element Biosciences, Inc. Series B (c)(d)	125,057	641,542
Seer, Inc.:
Series D1 (c)(d)	151,800	569,250
Series D1 (c)(d)	151,800	22,922
Taysha Gene Therapies, Inc. Series B (c)(d)	31,225	530,825
		2,211,227
Health Care Providers & Services - 0.0%
Conformal Medical, Inc. Series C (c)(d)	140,186	514,071
Health Care Technology - 0.0%
Vor Biopharma, Inc. (c)(d)	730,847	380,040
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (c)(d)	582	280,693
Foghorn Therapeutics, Inc. (c)(d)	110,917	831,878
		1,112,571
TOTAL HEALTH CARE		4,217,909
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (c)(d)	19,900	5,373,000
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Starry, Inc. Series D (a)(c)(d)	574,100	820,963
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	20,000	190,288
Software - 0.1%
Bird Rides, Inc. Series D (c)(d)	4,500	48,240
Outset Medical, Inc. Series E (c)(d)	326,643	960,330
		1,008,570
TOTAL INFORMATION TECHNOLOGY		2,019,821

TOTAL CONVERTIBLE PREFERRED STOCKS		23,456,603

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (c)(d)	6,592	566,037
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	136,264	1,091,475
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Series C (c)(d)	62,744	251,026

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,908,538

TOTAL PREFERRED STOCKS
(Cost $25,401,601)		25,365,141
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	310,600	310,600
4% 6/12/27 (c)(d)	82,200	82,200
		392,800
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Kronos Bio, Inc. 0% 2/28/22 (c)(d)	800,700	800,700
TOTAL CONVERTIBLE BONDS
(Cost $1,193,500)		1,193,500
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.12% (f)	50,825,375	50,835,540
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	172,565,139	172,582,396
TOTAL MONEY MARKET FUNDS
(Cost $223,417,936)		223,417,936
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $4,385,197,911)		6,629,262,149
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(186,834,082)
NET ASSETS - 100%		$6,442,428,067

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,426,708 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,018,541 or 0.5% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adagio Theraputics, Inc. Series A	7/15/20	$446,688
Alignment Healthcare Partners unit	2/28/20	$1,135,478
Allbirds, Inc. Series D	12/23/19	$257,574
Allbirds, Inc. Series Seed	1/23/20	$257,583
Bird Rides, Inc. Series D	9/30/19	$58,130
Blink Health LLC Series C	11/7/19	$1,824,660
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$239,697
Conformal Medical, Inc. Series C	7/24/20	$514,071
Dragonfly Therapeutics, Inc.	12/19/19	$830,209
Element Biosciences, Inc. Series B	12/13/19	$655,374
Epic Games, Inc.	7/13/20 - 7/30/20	$2,875,000
Fanatics, Inc. Series E	8/13/20	$1,447,346
Foghorn Therapeutics, Inc.	7/17/20	$831,878
Freenome, Inc. Series C	8/14/20	$934,916
Kronos Bio, Inc. 0% 2/28/22	8/20/20	$800,700
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$310,600
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$82,200
On Holding AG	2/6/20	$1,166,429
Outset Medical, Inc. Series E	1/27/20	$718,615
Riskified Ltd.	12/20/19 - 4/15/20	$252,754
Riskified Ltd. Series E	10/28/19	$190,288
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$5,245,518
Seer, Inc. Series D1	5/12/20 - 8/20/20	$592,172
Snowflake Computing, Inc. Class B	3/19/20	$77,302
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$1,814,040
Space Exploration Technologies Corp. Series N	8/4/20	$5,373,000
Starry, Inc. Series D	7/30/20	$820,963
Sweetgreen, Inc. Series C	9/13/19	$923
Sweetgreen, Inc. Series D	9/13/19	$14,740
Sweetgreen, Inc. Series I	9/13/19	$34,747
Taysha Gene Therapies, Inc. Series B	7/2/20	$530,825
Vor Biopharma, Inc.	6/30/20	$380,040
Waymo LLC Series A2	5/8/20	$566,037
Yumanity Holdings LLC Series C	6/19/20	$251,026

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,070
Fidelity Securities Lending Cash Central Fund	1,254,415
Total	$1,375,485

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the heirarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.